Financial risk management and financial instruments - Summary of Financial Instruments (Details) - ZAR (R) R in Millions	Jun. 30, 2024	Jun. 30, 2023
Financial risk management and financial instruments
Financial assets - carrying value	R 86,216	R 92,029
Financial liabilities - carrying value	168,266	177,816
Long-term debt
Financial risk management and financial instruments
Financial liabilities - carrying value	117,031	124,068
Long-term debt | At amortised cost
Financial risk management and financial instruments
Financial liabilities - carrying value	117,031	124,068
Financial liabilities - fair value	113,315	116,533
Listed long-term debt | At amortised cost | Level 1 | USD
Financial risk management and financial instruments
Financial liabilities - carrying value	59,687	90,248
Financial liabilities - fair value	55,778	82,768
Listed long-term debt | At amortised cost | Level 2 | ZAR
Financial risk management and financial instruments
Financial liabilities - carrying value	4,530	2,106
Financial liabilities - fair value	4,453	2,079
Listed convertible bonds | At amortised cost | Level 3
Financial risk management and financial instruments
Financial liabilities - carrying value	12,099	12,238
Financial liabilities - fair value	12,276	12,072
Unlisted long-term debt | At amortised cost | Level 3
Financial risk management and financial instruments
Financial liabilities - carrying value	40,715	19,476
Financial liabilities - fair value	40,808	19,614
Lease liabilities
Financial risk management and financial instruments
Financial liabilities - carrying value	17,437	16,297
Lease liabilities | At amortised cost
Financial risk management and financial instruments
Financial liabilities - carrying value	17,437	16,297
Short-term debt and bank overdraft | At amortised cost | Level 3
Financial risk management and financial instruments
Financial liabilities - carrying value	687	238
Financial liabilities - fair value	687	238
Trade and other payables
Financial risk management and financial instruments
Financial liabilities - carrying value	32,551	35,118
Trade and other payables | At amortised cost | Level 3
Financial risk management and financial instruments
Financial liabilities - carrying value	32,551	35,118
Financial liabilities - fair value	32,551	35,118
Long-term and short-term financial liabilities | At fair value through profit or loss
Financial risk management and financial instruments
Financial liabilities - carrying value	619	3,397
Financial liabilities - fair value	619	3,397
Commodity and currency derivative liabilities | At fair value through profit or loss | Level 2
Financial risk management and financial instruments
Financial liabilities - carrying value	18	1,102
Financial liabilities - fair value	18	1,102
Convertible bond embedded derivative liability | At fair value through profit or loss | Level 3
Financial risk management and financial instruments
Financial liabilities - carrying value	59	1,302
Financial liabilities - fair value	59	1,302
Oxygen supply contract embedded derivative liabilities | At fair value through profit or loss | Level 3
Financial risk management and financial instruments
Financial liabilities - carrying value	542	993
Financial liabilities - fair value	542	993
Long-term restricted cash
Financial risk management and financial instruments
Financial assets - carrying value	1,709	1,447
Long-term restricted cash | At amortised cost | Level 1
Financial risk management and financial instruments
Financial assets - carrying value	1,709	1,447
Financial assets - fair value	1,709	1,447
Long-term receivables
Financial risk management and financial instruments
Financial assets - carrying value	3,051	2,803
Long-term receivables | At amortised cost | Level 3
Financial risk management and financial instruments
Financial assets - carrying value	3,051	2,803
Financial assets - fair value	2,906	2,803
Trade and other receivables
Financial risk management and financial instruments
Financial assets - carrying value	31,272	30,915
Trade and other receivables | At amortised cost | Level 3
Financial risk management and financial instruments
Financial assets - carrying value	31,272	30,915
Financial assets - fair value	31,272	30,915
Cash and cash equivalents
Financial risk management and financial instruments
Financial assets - carrying value	45,383	53,926
Cash and cash equivalents | At amortised cost | Level 1
Financial risk management and financial instruments
Financial assets - carrying value	45,383	53,926
Financial assets - fair value	45,383	53,926
Long and short-term financial assets | At fair value through profit or loss
Financial risk management and financial instruments
Financial assets - carrying value	3,978	2,225
Financial assets - fair value	3,978	2,225
Commodity and currency derivative assets | At fair value through profit or loss | Level 2
Financial risk management and financial instruments
Financial assets - carrying value	1,297	472
Financial assets - fair value	1,297	472
Oxygen supply contract embedded derivative assets | At fair value through profit or loss | Level 3
Financial risk management and financial instruments
Financial assets - carrying value	508	516
Financial assets - fair value	508	516
Other short-term investments | At fair value through profit or loss | Level 1
Financial risk management and financial instruments
Financial assets - carrying value	2,173	1,237
Financial assets - fair value	2,173	1,237
Other long-term investments | At fair value through profit or loss | Level 1
Financial risk management and financial instruments
Financial assets - carrying value	814
Financial assets - fair value	814
Investments in listed securities | Designated at fair value through other comprehensive income | Level 1
Financial risk management and financial instruments
Financial assets - carrying value		701
Financial assets - fair value		701
Investments in unlisted securities | Designated at fair value through other comprehensive income | Level 3
Financial risk management and financial instruments
Financial assets - carrying value	9	12
Financial assets - fair value	R 9	R 12